Other assets and liabilities	12 Months Ended
Dec. 31, 2022
Other assets and liabilities
Other assets and liabilities

11 Other assets and liabilities

	December 31, 2022				December 31, 2021
(€ million)	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	11,076	129	9,042	286	12,460	51	12,911	115
Contract liabilities			1,145	706			482	726
Other Taxes	807	157	1,463	34	442	182	1,435	27
Other	938	1,950	823	2,208	732	796	928	1,378
	12,821	2,236	12,473	3,234	13,634	1,029	15,756	2,246

The fair value related to derivative financial instruments is disclosed in note 24 – Derivative financial instruments and hedge accounting.

Assets related to other taxes included VAT for €569 million, of which €432 million are current, and advances made in December (€498 million at December 31, 2021, of which €340 million current).

Other assets include: (i) tax credit current of €366 million (€110 million at December 31, 2021) and non-current of €903 million (€324 million at December 31, 2021) deriving from certain Italian tax measures to incentivize the renovation of residential buildings and energy saving by entitling contractors with a credit equal to the whole amount of works. The activity of building renovation was being performed by the subsidiary Plenitude who has been acting as lead contractor in many of those works. Those tax credits can be used to offset the settlement of income and other taxes; (ii) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company’s long-term supply contracts, whose underlying current portion Eni plans to recover within the next 12 months for €41 million (same amount as of December 31, 2021), and beyond 12 months for €357 million (€94 million at December 31, 2021); (iii) current underlifting positions of the Exploration & Production segment of €239 million (€316 million at December 31, 2021); (iv) non-current receivables for investing activities for €23 million (same amount as of December 31, 2021). The remaining amount was composed of miscellaneous items, of which €292 million current and €667 million non current.

Contract liabilities included: (i) advances received from customers for future gas supplies for €538 million (€77 million at December 31, 2021);  (ii) advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery for €430 million (€391 million at December 31, 2021); (iii) prepaid electronic fuel vouchers for €338 million (€242 million at December 31, 2021); (iv) advances received from Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity. The current portion amounted to €58 million (€60 million at December 31, 2021), the non-current portion amounted to €275 million (€333 million at December 31, 2021). The remaining amount was composed of miscellaneous items, essentially current, of €212 million.

Revenues recognized during the year related to contract liabilities stated at December 31, 2022 are indicated in note 29 – Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €613 million (€700 million at December 31, 2021) and VAT liabilities for €332 million (€248 million at December 31, 2021).

Other liabilities included: (i) non-current payables to factoring companies connected with the transfer of the abovementioned tax credit for €758 million (€240 million at December 31, 2021); (ii) current overlifting imbalances of the Exploration & Production segment for €479 million (€630 million at December 31, 2021); (iii) the value of gas paid and undrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts for €443 million (€112 million at December 31, 2021), of which the underlying volumes are expected to be drawn within the next 12 months for €85 million (€73 million at December 31, 2021) and beyond 12 months for €358 million (€39 million at December 31, 2021); (iv) prepaid revenues and deferred income for  €104 million (€90 million at December 31, 2021) and non-current for €247 million (€271 million at December 31, 2021); (v) non-current cautionary deposits for €305 million (€268 million at December 31, 2021), of which €222 million from retail customers for the supply of gas and electricity (€223 million at December 31, 2021);  (vi) payables related to investing activities for €83 million (€103 million at December 31, 2021) of which non-current for €79 million and current for €4 million. The remaining amount was composed of miscellaneous items, of which €151 million current and €461 million non current.

Transactions with related parties are described in note 36 — Transactions with related parties.